Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date		rr_ProspectusDate	Feb. 28, 2015
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	LWAS/DFA Two-Year Fixed Income Portfolio
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the LWAS/DFA Two-Year Fixed Income Portfolio is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA Two-Year Fixed Income Portfolio.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The LWAS/DFA Two-Year Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA Two-Year Fixed Income Portfolio’s performance. During the most recent fiscal year, the LWAS/DFA Two-Year Fixed Income Portfolio’s portfolio turnover rate was 122% of the average value of its investment portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	122.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the LWAS/DFA Two-Year Fixed Income Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality, U.S. issued, dollar-denominated fixed income securities with maturities of no more than two years. The LWAS/DFA Two-Year Fixed Income Portfolio may invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. In making purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the "Advisor") will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The LWAS/DFA Two-Year Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

The LWAS/DFA Two-Year Fixed Income Portfolio may invest in futures contracts and options on futures contracts. The LWAS/DFA Two-Year Fixed Income Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns.

			The LWAS/DFA Two-Year Fixed Income Portfolio may lend its portfolio securities to generate additional income.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the LWAS/DFA Two-Year Fixed Income Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Income Risk: Income risk is the risk that falling interest rates will cause the LWAS/DFA Two-Year Fixed Income Portfolio's income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the LWAS/DFA Two-Year Fixed Income Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity's debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as swaps, futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the LWAS/DFA Two-Year Fixed Income Portfolio holds illiquid investments, the Portfolio's performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the LWAS/DFA Two-Year Fixed Income Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the LWAS/DFA Two-Year Fixed Income Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LWAS/DFA Two-Year Fixed Income Portfolio may lose money and there may be a delay in recovering the loaned securities. The LWAS/DFA Two-Year Fixed Income Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

			Cyber Security Risk: The LWAS/DFA Two-Year Fixed Income Portfolio's and its service providers' use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]		rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Fixed Income Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

			The after-tax returns presented in the table for the LWAS/DFA Two-Year Fixed Income Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Fixed Income Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	LWAS/DFA Two-Year Fixed Income Portfolio Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2005-December 2014
Highest Quarter	Lowest Quarter
2.54 (10/08-12/08)	-0.10 (1/05-3/05)

Performance Table Heading		rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the LWAS/DFA Two-Year Fixed Income Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO | LWAS/DFA Two-Year Fixed Income Portfolio
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.15%
LWI Financial Inc. Client Services Fee		rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses		rr_Component3OtherExpensesOverAssets	0.05%
Total Other Expenses		rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.28%
1 Year		rr_ExpenseExampleYear01	$ 29
3 Years		rr_ExpenseExampleYear03	90
5 Years		rr_ExpenseExampleYear05	157
10 Years		rr_ExpenseExampleYear10	$ 356
2005		rr_AnnualReturn2005	1.89%
2006		rr_AnnualReturn2006	4.64%
2007		rr_AnnualReturn2007	5.04%
2008		rr_AnnualReturn2008	3.91%
2009		rr_AnnualReturn2009	2.21%
2010		rr_AnnualReturn2010	1.83%
2011		rr_AnnualReturn2011	0.83%
2012		rr_AnnualReturn2012	0.94%
2013		rr_AnnualReturn2013	0.17%
2014		rr_AnnualReturn2014	0.29%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.54%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2005
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.10%)
One Year		rr_AverageAnnualReturnYear01	0.29%
Five Years		rr_AverageAnnualReturnYear05	0.81%
Ten Years		rr_AverageAnnualReturnYear10	2.16%
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO | Return After Taxes on Distributions | LWAS/DFA Two-Year Fixed Income Portfolio
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	0.13%
Five Years		rr_AverageAnnualReturnYear05	0.53%
Ten Years		rr_AverageAnnualReturnYear10	1.46%
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | LWAS/DFA Two-Year Fixed Income Portfolio
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	0.18%
Five Years		rr_AverageAnnualReturnYear05	0.53%
Ten Years		rr_AverageAnnualReturnYear10	1.42%
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO | BofA Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year	[1]	rr_AverageAnnualReturnYear01	0.78%
Five Years	[1]	rr_AverageAnnualReturnYear05	1.47%
Ten Years	[1]	rr_AverageAnnualReturnYear10	2.86%

[1]	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.